Exhibit 99.1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Sunrun Inc. (the “Company”)

Deutsche Bank Securities Inc.

(together, the “Specified Parties”)

Re: Sunrun Demeter Issuer 2021-2, LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Demeter 2021 Data Tape (08.15.2021).xlsx,” provided by the Company on August, 15, 2021, containing information on 34,068 solar assets (the “Solar Assets”) as of July 12, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Sunrun Demeter Issuer 2021-2, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively, unless otherwise stated.

•

The term “Solar Asset Contracts” means the solar power service agreement, solar facility addendum contract, solar lease agreement, change order documentation, and/or lease agreement disclosure thereto. The Solar Asset Contracts were represented by the Company to be either the original Solar Asset Contracts, a copy of the original Solar Asset Contracts, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of these contracts or the execution of the Solar Asset Contracts by the borrower.

•	The term “FICO Support” means extracts of the credit report scores associated with each Selected Asset provided by the Company on August 10, 2021.

•	The term “ACH Support” means billing type information associated with each Selected Asset provided by the Company on August 10, 2021.

•

The term “PTO Notification” means the notice provided by the Company for each Selected Asset identifying the date on which the utility provider confirmed the Selected Asset was granted permission-to-operate (PTO) on the electrical grid.

•	The term “PBI Support” means performance-based incentive contracts associated with each Selected Asset provided by the Company on August 17, 2021.

•	The term “Source Documents” means the Solar Asset Contracts, FICO Support, ACH Support, PTO Support and PBI Support.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 300 Solar Assets from the Data File (the “Selected Assets”). A listing of the Selected Assets is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Solar Assets we were instructed to randomly select from the Data File.

B.

For each Selected Asset, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Source Documents
Contract ID	Solar Asset Contracts

Contract Type	Solar Asset Contracts

Contract State	Solar Asset Contracts

Original Term (Months)	Solar Asset Contracts

Base Monthly Payment	Solar Asset Contracts, Instructions

Price per kWh	Solar Asset Contracts, Instructions

Monthly Payment / Price per kWh Escalator (%)	Solar Asset Contracts

Contracted Annual Production	Solar Asset Contracts, Instructions

Contracted Generation Guaranteed (%)	Solar Asset Contracts

System Size (kW)	Solar Asset Contracts, Instructions

Electrical Utility	Solar Asset Contracts

Solar Panel Installer	Solar Asset Contracts

2

Attribute	Source Documents
Solar Panel Manufacturer	Solar Asset Contracts

Inverter Manufacturer	Solar Asset Contracts, Instructions

Battery Manufacturer	Solar Asset Contracts

Product Type	Solar Asset Contracts, Instructions

ACH Payment (Y/N)	ACH Support

FICO Score	FICO Support, Instructions

In-Service Date (PTO Date)	PTO Notification, Instructions

Performance Based Incentive (PBI) Rate	PBI Support, Instructions

Performance Based Incentive (PBI) Term	PBI Support, Instructions

Total Guaranteed Production (kWh)	Solar Asset Contracts, Instructions

Performance Guarantee (PeGu) Method	Solar Asset Contracts

First Payment Due Date	Instructions

Remaining Term of Contract (Months)	Instructions

We found such information to be in agreement except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Solar Assets, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Solar Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Solar Assets being securitized, (iii) the compliance of the originator of the Solar Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

3

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

September 13, 2021

4

Exhibit A

Instructions

Number	Attribute	Instructions

1.	Base Monthly Payment	For Selected Assets with a Contract Type of “PREPAID,” consider the attribute to be in agreement if Data File value is not populated.

2.	Price per kWh	For Selected Assets with a Contract Type of either “PREPAID” or “LEASE,” consider the attribute to be in agreement if Data File value is not populated.

3.	Contracted Annual Production	Consider the attribute to be in agreement if it is within the range of —1 kWh to +1 kWh of the Source Document value.

4.	System Size (kW)	Consider the attribute to be in agreement if it is within the range of —2% to 15% of the Source Document value.

5.	Inverter Manufacturer

For Selected Assets for which the Data File value is not populated, obtain Inverter Manufacturer from “Demeter 2021 Data Tape (08.24.2021)_Inverters.xlsx” provided by the Company on August 25, 2021.

For Selected Assets with a Data File value of either “ABB” or “Power-One,” consider the attribute to be in agreement if Source Document value is either “Power-One” or “ABB.” ABB acquired Power-One in July 2013.

6.	Product Type	For Selected Assets use “Brightbox” as the Source Documents value if a battery listed in the Source Documents else use “Standard.”

7.	FICO Score	Do not perform this procedure for Selected Assets with a non—numerical Source Document value.

8.	In-Service Date (PTO Date)

For Selected Assets for which the Data File value is not populated, use Actual or Estimated PTO Date (ACT_OR_EST_PTO column) as Data File value. For these assets, recompute the attribute using Installation Date (INSTALL_DATE column) plus 4 months. If 4 months have passed since Installation Date, use September 30, 2021.

Consider the attribute to be in agreement if it is within 15 days of the Data

File value.

9.	Performance Based Incentive (PBI) Rate

For Selected Assets with a Contract State of “NJ” for which PBI exists, use New Jersey’s Clean Energy’s website (provided below) to look up the PBI Rate.

https://njcleanenergy.com/renewable-energy/program-updates-and-background-information/solar-transition-frequently-asked-questions

10.	Performance Based Incentive (PBI) Term

For Selected Assets with a Contract State of “NJ” for which PBI exists, use New Jersey’s Clean Energy’s website (provided below) to look up the PBI Term.

https://njcleanenergy.com/renewable-energy/program-updates-and-background-information/solar-transition-frequently-asked-questions

Do not perform this procedure for Selected Assets with PBI Rate of 0.00%.

A-1

Exhibit A

Instructions

11.	Total Guaranteed Production (kWh)	Consider the attribute to be in agreement if it is within the range of —2% to 15% of the Source Document value.

12.	First Payment Due Date	Recompute as PTO Date plus 2 months

13.	Remaining Term of Contract (Months)

Recompute as the difference between Original Term and Seasoning (Months). Recompute Seasoning (Months) as difference between PTO Date and July 12, 2021.

Consider the attribute to be in agreement if it is within 1 month of the Data

File value.

A-2

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID		Selected Asset Number	Contract ID		Selected Asset Number	Contract ID
1	56	***	41	1195775	***	81	1449414	***
2	1640222	***	42	1506739	***	82	1400234	***
3	1392484	***	43	1198560	***	83	1370955	***
4	62	***	44	2120914	***	84	1618882	***
5	1591114	***	45	2044784	***	85	2027076	***
6	1178138	***	46	1694412	***	86	1525768	***
7	1827228	***	47	1048363	***	87	2004027	***
8	2106699	***	48	1080895	***	88	1479088	***
9	1968901	***	49	1620244	***	89	1119942	***
10	68	***	50	1118395	***	90	1388232	***
11	1317121	***	51	1028474	***	91	1462640	***
12	1430372	***	52	1660247	***	92	1872776	***
13	1849448	***	53	2048710	***	93	1118909	***
14	2077184	***	54	1285025	***	94	49	***
15	1319212	***	55	51	***	95	1182700	***
16	1489429	***	56	1678369	***	96	1607824	***
17	2115492	***	57	2004871	***	97	1817082	***
18	1374836	***	58	1492762	***	98	68	***
19	55	***	59	1924584	***	99	1044655	***
20	1322285	***	60	2035731	***	100	1466589	***
21	1590686	***	61	2033712	***	101	56	***
22	1489512	***	62	1568390	***	102	58	***
23	1811635	***	63	1779538	***	103	2021225	***
24	1898176	***	64	1540430	***	104	1597030	***
25	1207691	***	65	49	***	105	2003116	***
26	1481627	***	66	2008068	***	106	1674723	***
27	50	***	67	1717307	***	107	1465365	***
28	2133085	***	68	1134637	***	108	1339005	***
29	56	***	69	1693834	***	109	2082302	***
30	1610109	***	70	1160869	***	110	1968514	***
31	1441227	***	71	53	***	111	50	***
32	65	***	72	51	***	112	1869518	***
33	1373395	***	73	1034051	***	113	57	***
34	1716826	***	74	1454304	***	114	55	***
35	1180476	***	75	1156058	***	115	1620332	***
36	1153980	***	76	1310687	***	116	1301970	***
37	2083172	***	77	1176438	***	117	1155397	***
38	1248423	***	78	1839275	***	118	1957723	***
39	1626006	***	79	44	***	119	1287387	***
40	55	***	80	1649725	***	120	2118991	***

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID		Selected Asset Number	Contract ID		Selected Asset Number	Contract ID
121	2017992	***	161	1036761	***	201	52	***
122	1188310	***	162	53	***	202	2041329	***
123	1831116	***	163	1131103	***	203	2083866	***
124	64	***	164	2021945	***	204	1613461	***
125	1627264	***	165	1172466	***	205	1401646	***
126	1602804	***	166	1422176	***	206	1074735	***
127	1978594	***	167	1387547	***	207	2028495	***
128	1698214	***	168	2080337	***	208	1279995	***
129	1663293	***	169	53	***	209	1922230	***
130	1685953	***	170	1290763	***	210	62	***
131	1970388	***	171	1742542	***	211	1584354	***
132	1107198	***	172	1365209	***	212	1555740	***
133	1537375	***	173	2097386	***	213	2019771	***
134	1250818	***	174	2050221	***	214	1701006	***
135	2108043	***	175	2017491	***	215	52	***
136	1469622	***	176	1064269	***	216	48	***
137	1605388	***	177	2129046	***	217	1920199	***
138	1181877	***	178	1343125	***	218	47	***
139	1306396	***	179	2075637	***	219	1399095	***
140	54	***	180	1248291	***	220	41	***
141	1119083	***	181	51	***	221	1034508	***
142	1328803	***	182	42	***	222	1316189	***
143	51	***	183	58	***	223	56	***
144	1975071	***	184	55	***	224	1923387	***
145	1835770	***	185	1498012	***	225	2090837	***
146	44	***	186	1096667	***	226	1591493	***
147	1972467	***	187	54	***	227	49	***
148	1582725	***	188	1212369	***	228	57	***
149	1266507	***	189	1653897	***	229	1861178	***
150	1104375	***	190	1156276	***	230	1773912	***
151	1123946	***	191	1785260	***	231	1163347	***
152	1573239	***	192	1416980	***	232	1892992	***
153	1560322	***	193	1015409	***	233	1527214	***
154	55	***	194	57	***	234	1022114	***
155	1512519	***	195	1486524	***	235	1012596	***
156	1535954	***	196	2049002	***	236	1158975	***
157	1609079	***	197	1965379	***	237	1936734	***
158	2002006	***	198	1886150	***	238	1345536	***
159	2088076	***	199	1867834	***	239	1905444	***
160	1241707	***	200	1482299	***	240	1049569	***

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID		Selected Asset Number	Contract ID
241	1333951	***	271	2000626	***
242	1102323	***	272	1135336	***
243	1933582	***	273	57	***
244	1199242	***	274	1846064	***
245	2146663	***	275	63	***
246	1778862	***	276	1701221	***
247	47	***	277	1140378	***
248	1767471	***	278	1583317	***
249	2096709	***	279	1549741	***
250	2043866	***	280	51	***
251	1246784	***	281	1161049	***
252	56	***	282	1150867	***
253	1535638	***	283	1799924	***
254	1378045	***	284	56	***
255	48	***	285	1685455	***
256	1426076	***	286	1130071	***
257	1791308	***	287	1600809	***
258	1710695	***	288	1334543	***
259	1450004	***	289	1961879	***
260	1582110	***	290	1978131	***
261	54	***	291	2067499	***
262	1224514	***	292	1763497	***
263	58	***	293	1588631	***
264	1069444	***	294	1251108	***
265	1058963	***	295	1361331	***
266	2130748	***	296	1041432	***
267	1246032	***	297	2008853	***
268	1619362	***	298	2060934	***
269	1836611	***	299	52	***
270	47	***	300	51	***

Exhibit C

Exceptions

Selected Asset Number	Contract ID		Attribute/Procedure	Per Data File	Per Source Documents
4	62	***	Performance Guarantee (PeGu) Method	Biennial	Annual
8	2106699	***	Performance Guarantee (PeGu) Method	Biennial	Annual
11	1317121	***	Performance Guarantee (PeGu) Method	Biennial	Annual
23	1811635	***	Performance Guarantee (PeGu) Method	Biennial	Annual
26	1481627	***	Performance Guarantee (PeGu) Method	Biennial	Annual
51	1028474	***	Performance Guarantee (PeGu) Method	Biennial	Annual
99	1044655	***	Performance Guarantee (PeGu) Method	Biennial	Annual
231	1163347	***	Performance Guarantee (PeGu) Method	Biennial	Annual
233	1527214	***	Performance Guarantee (PeGu) Method	Biennial	Annual
263	58	***	Performance Guarantee (PeGu) Method	Biennial	Annual
272	1135336	***	Performance Guarantee (PeGu) Method	Biennial	Annual
284	56	***	Performance Guarantee (PeGu) Method	Biennial	Annual
53	2048710	***	Performance Guarantee (PeGu) Method	Biennial	Annual
57	2004871	***	Performance Guarantee (PeGu) Method	Biennial	Annual
236	1158975	***	Performance Guarantee (PeGu) Method	Biennial	Annual

C-1